33. FINANCIAL RESULTS (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Results Details 4Abstract
Exchange difference in trade receivables	$ 3,415,782	$ (2,985,022)	$ (2,783,564)
Exchange differences in related party balances	9,306,552	3,333,868	(3,243,740)
Exchange difference in advertising contributions	(820,515)	194,235	2,183,765
Exchange difference in derivatives	(661,485)	8,063,800	2,866,010
Exchange difference in bank borrowings	(261,089)	474,125	1,071,611
Other foreign currency translation differences	(330,445)	(494,053)	655,794
Foreign currency translation difference	$ 10,648,800	$ 8,586,953	$ 749,876